UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Tyndall Capital Partners, L.P.

Address:   599 Lexington Avenue, Suite 4100
           New York, New York  10022


Form 13F File Number: 28-10427


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey S. Halis
Title:  Manager
Phone:  212-446-2460

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey S. Halis               New York, NY                       5/17/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              49

Form 13F Information Table Value Total:  $      470,941
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


NOTE: This Form 13F reports the same holdings as reported in the Form 13F filed with the Securities and Exchange Commission under CIK 0000900202 on May 17, 2010.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALCON INC                    COM SHS        H01301102   16,156   100,000 SH       SOLE                  100,000      0    0
ANADARKO PETE CORP           COM            032511107   40,932   562,026 SH       SOLE                  562,026      0    0
ASSISTED LIVING CONCPT NEV N CL A NEW       04544X300      657    20,000 SH       SOLE                   20,000      0    0
ASSOCIATED BANC CORP         COM            045487105      391    28,408 SH       SOLE                   28,408      0    0
BIOGEN IDEC INC              COM            09062X103   10,889   189,740 SH       SOLE                  189,740      0    0
BRINKS HOME SEC HLDGS INC    COM            109699108   32,186   756,422 SH       SOLE                  756,422      0    0
CARDIAC SCIENCE CORP         COM            14141A108    1,769   946,034 SH       SOLE                  946,034      0    0
CARDINAL HEALTH INC          COM            14149Y108      540    15,000 SH       SOLE                   15,000      0    0
CARE INVESTMENT TRUST INC    COM            141657106   11,866 1,330,300 SH       SOLE                1,330,300      0    0
CAREFUSION CORP              COM            14170T101    8,555   323,698 SH       SOLE                  323,698      0    0
CELESTICA INC                SUB VTG SHS    15101Q108      518    47,424 SH       SOLE                   47,424      0    0
CHEMED CORP NEW              COM            16359R103    8,733   160,584 SH       SOLE                  160,584      0    0
COLONIAL BANKSHARES INC      COM            195572102    1,827   191,548 SH       SOLE                  191,548      0    0
CONEXANT SYSTEMS INC         COM NEW        207142308      128    37,782 SH       SOLE                   37,782      0    0
DEUTSCHE TELEKOM AG          SPONSORED ADR  251566105    1,187    87,912 SH       SOLE                   87,912      0    0
EARTHLINK INC                COM            270321102    6,828   799,553 SH       SOLE                  799,553      0    0
ERIE INDTY CO                CL A           29530P102   69,187 1,604,145 SH       SOLE                1,604,145      0    0
EXPEDIA INC DEL              COM            30212P105      935    37,478 SH       SOLE                   37,478      0    0
FIFTH THIRD BANCORP          COM            316773100      595    43,852 SH       SOLE                   43,852      0    0
FIRST CTZNS BANCSHARES INC N CL A           31946M103    1,277     6,423 SH       SOLE                    6,423      0    0
FIRST FINANCIAL NORTHWEST IN COM            32022K102    7,789 1,140,401 SH       SOLE                1,140,401      0    0
FORESTAR GROUP INC           COM            346233109      856    45,352 SH       SOLE                   45,352      0    0
GENERAL ELECTRIC CO          COM            369604103    1,793    98,520 SH       SOLE                   98,520      0    0
GREAT PLAINS ENERGY INC      COM            391164100   26,650 1,435,084 SH       SOLE                1,435,084      0    0
HSN INC                      COM            404303109      221     7,495 SH       SOLE                    7,495      0    0
IAC INTERACTIVECORP          COM PAR $.001  44919P508      427    18,739 SH       SOLE                   18,739      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,342    30,000 SH       SOLE                   30,000      0    0
KRAFT FOODS INC              CL A           50075N104      348    11,508 SH       SOLE                   11,508      0    0
LIVE NATION ENTERTAINMENT IN COM            538034109      160    11,050 SH       SOLE                   11,050      0    0
MBIA INC                     COM            55262C100      376    60,000 SH       SOLE                   60,000      0    0
MDS INC                      COM            55269P302   21,491 2,650,000 SH       SOLE                2,650,000      0    0
MI DEVS INC                  CL A SUB VTG   55304X104   20,209 1,549,804 SH       SOLE                1,549,804      0    0
MYRIAD PHARMACEUTICALS INC   COM            62856H107    5,363 1,186,511 SH       SOLE                1,186,511      0    0
NORTHEAST UTILS              COM            664397106   44,224 1,600,000 SH       SOLE                1,600,000      0    0
NORTHWEST BANCSHARES INC MD  COM            667340103    5,059   431,250 SH       SOLE                  431,250      0    0
OCEAN SHORE HLDG CO NEW      COM            67501R103    3,251   303,800 SH       SOLE                  303,800      0    0
PATHFINDER BANCORP INC       COM            70320A103      251    32,000 SH       SOLE                   32,000      0    0
PFIZER INC                   COM            717081103    5,938   346,226 SH       SOLE                  346,226      0    0
RIVER VY BANCORP             COM            768475105      597    44,732 SH       SOLE                   44,732      0    0
SANMINA SCI CORP             COM            800907206      921    55,797 SH       SOLE                   55,797      0    0
SCRIPPS E W CO OHIO          CL A NEW       811054402    4,276   505,988 SH       SOLE                  505,988      0    0
SYMANTEC CORP                COM            871503108      323    19,065 SH       SOLE                   19,065      0    0
SYMETRA FINL CORP            COM            87151Q106      329    25,000 SH       SOLE                   25,000      0    0
TRIPLE-S MGMT CORP           CL B           896749108    9,872   556,157 SH       SOLE                  556,157      0    0
UNITED CMNTY BANCORP         COM            90984H103    1,462   225,000 SH       SOLE                  225,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209   34,058 1,461,108 SH       SOLE                1,461,108      0    0
WALTER INVT MGMT CORP        COM            93317W102   39,725 2,482,793 SH       SOLE                2,482,793      0    0
WAYNE SVGS BANCSHARES INC NE COM            94624Q101    1,307   154,720 SH       SOLE                  154,720      0    0
WILEY JOHN & SONS INC        CL A           968223206   17,167   396,652 SH       SOLE                  396,652      0    0